Other Finance Costs	12 Months Ended
Dec. 31, 2024
Disclosure of Finance Cost [Abstract]
Other finance costs
8	Other finance costs

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Interest on bank loans (Note 21(c))	—	—	525
Interest on lease liabilities (Note 21(c))	3,574	2,853	2,276
Changes in the carrying amount of put option liabilities (Note 21(c))	628	637	650

	4,202	3,490	3,451